EQUITY INVESTMENTS (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Equity method investment		0	6,173
Cost method investment		18,721	18,721
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 3,043	18,721	24,894